Certain Balance Sheet Information (Property, Plant And Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	$ 4,077.7	$ 4,144.6		$ 4,095.7
Less: accumulated depreciation and depletion	552.0	398.6		581.3
Property, plant and equipment, net	3,525.7	3,746.0		3,514.4
Depreciation	186.7	170.9	$ 99.9
Depletion	0.7	0.7	0.4
Interest Costs Capitalized	2.5	7.5	3.4
Capital Leased Assets, Gross	2.4	5.3
Gathering systems and pipelines
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	1,213.2	1,279.5
Facilities and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	1,691.0	1,653.8
Buildings, land, rights-of-way, storage contracts and easements
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	837.1	840.0
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	44.6	43.5
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	114.5	156.5
Base gas
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	37.3	37.5
Salt deposits
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	120.5	120.5
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	19.5	13.3
Crestwood Equity Partners LP
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	3,747.7	4,273.9		3,765.7
Less: accumulated depreciation and depletion	436.9	380.1		462.7
Property, plant and equipment, net	3,310.8	3,893.8		$ 3,303.0
Depreciation	195.1	184.2	109.9
Interest Costs Capitalized	2.5	7.7	$ 3.4
Crestwood Equity Partners LP | Gathering systems and pipelines
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	1,070.4	1,410.9
Crestwood Equity Partners LP | Facilities and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	1,505.9	1,648.3
Crestwood Equity Partners LP | Buildings, land, rights-of-way, storage contracts and easements
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	833.4	841.5
Crestwood Equity Partners LP | Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	46.3	45.2
Crestwood Equity Partners LP | Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	114.5	156.5
Crestwood Equity Partners LP | Base gas
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	37.3	37.5
Crestwood Equity Partners LP | Salt deposits
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	120.5	120.5
Crestwood Equity Partners LP | Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment (Note 4)	$ 19.4	$ 13.5